Supplementary Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash, cash equivalents and deposits [Abstract]
Cash	$ 1,389	$ 2,744
Cash equivalents	314	159
Total cash	2,739	5,014	$ 9,165	$ 11,475
Short term deposits	8,714	6,102
Long term deposit	98	101
Total	$ 11,551	$ 11,217